Statements of Consolidated Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
REVENUES (a)	$ 6,463		$ 9,933	[1]	$ 40,633		$ 37,601		$ 29,809
COSTS AND EXPENSES:
Cost of sales (a)	5,340		8,948	[1]	35,691		34,085		26,045
Operating expenses	509		591	[1]	2,402		1,911		1,405
Selling, general and administrative expenses	91		31		342		337		297
Depreciation and amortization expense	179		130		562		489		418
(Gain) loss on asset disposals and impairments	4		(5)		4		24		23
OPERATING INCOME	340		238	[1]	1,632		755		1,621
Interest and financing costs, net	(55)	[2]	(77)	[2]	(235)	[3]	(149)	[3]	(165)	[3]
Equity in earnings of equity method investments					10		11		0
Other income (expense), net	(1)		(1)		57	[4]	63	[4]	(26)	[4]
EARNINGS BEFORE INCOME TAXES	284		160		1,464		680		1,430
Income tax expense	96		56		547	[5]	246	[6]	527	[7]
NET EARNINGS FROM CONTINUING OPERATIONS	188		104	[1]	917		434		903
Earnings (loss) from discontinued operations, net of tax	0		(1)	[1]	(29)		20		(133)
NET EARNINGS	188		103	[1]	888		454		770
Less: Net earnings from continuing operations attributable to noncontrolling interest	43		25		45		42		27
NET EARNINGS ATTRIBUTABLE TO TESORO CORPORATION	145		78	[1]	843		412		743
NET EARNINGS (LOSS) ATTRIBUTABLE TO TESORO CORPORATION:
Continuing operations	145		79		872		392		876
Discontinued operations	0		(1)		(29)		20		(133)
Total	$ 145		$ 78	[1]	$ 843		$ 412		$ 743
NET EARNINGS (LOSS) PER SHARE - BASIC:
Continuing operations	$ 1.17		$ 0.60		$ 6.79		$ 2.90		$ 6.28
Discontinued operations	0.00		(0.01)		(0.23)		0.15		(0.95)
Total	$ 1.17		$ 0.59	[1],[8]	$ 6.56	[8]	$ 3.05	[8]	$ 5.33	[8]
Weighted average common shares outstanding - Basic	125.2		131.3		128.5		135.0		139.4
NET EARNINGS (LOSS) PER SHARE - DILUTED:
Continuing operations	$ 1.15		$ 0.59		$ 6.67		$ 2.85		$ 6.20
Discontinued operations					(0.23)		0.15		(0.95)
Discontinued operations	0.00		(0.01)
Total	$ 1.15		$ 0.58	[1],[8]	$ 6.44	[8]	$ 3.00	[8]	$ 5.25	[8]
Weighted average common shares outstanding - Diluted	126.9		133.8		130.8		137.3		141.5
DIVIDENDS PER SHARE	$ 0.425		$ 0.250		$ 1.10		$ 0.90		$ 0.27
SUPPLEMENTAL INFORMATION:
(a) Includes excise taxes collected by our marketing segment	$ 140		$ 141		$ 581		$ 567		$ 467

[1]	The amounts shown above may differ from those previously reported in our quarterly reports on Form 10-Q for the quarter ended March 31, 2013 due to the sale of the Hawaii Business in September 2013 as discussed in Note 4. The results of operations of the Hawaii Business have been presented as discontinued operations for all periods presented.
[2]	Includes charges totaling $31 million for premiums and unamortized debt issuance costs associated with the redemption of the 5.50% Senior Notes due 2019 during the three months ended March 31, 2014.
[3]	Includes charges totaling $31 million and $10 million for premiums and unamortized debt issuance costs associated with the redemption of the 2019 Notes and 2020 Notes, respectively, during the year ended December 31, 2014.
[4]	Includes $59 million in refunds and settlements approved by the CPUC related to rates charged on the crude products pipeline network for the year ended December 31, 2014. Also includes $54 million in refunds from a settlement of a rate proceeding from the CPUC, and the release of a $16 million legal reserve as a result of the favorable settlement of litigation for the year ended December 31, 2013 and accruals related to certain legal matters partially offset by receipts associated with the settlement of a pipeline rate proceeding for the year ended December 31, 2012.
[5]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[6]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[7]	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from corporate subsidiaries, but does include the tax effect of the corporate partners’ share of partnership income.
[8]	Includes earnings (loss) attributable to Tesoro from continuing and discontinued operations. The sum of four quarters may not equal annual results due to rounding or the quarterly number of shares outstanding.